Property, Plant and Equipment, Net (Schedule of Change in estimates of useful life) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
2019 [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	$ (956)
2020 [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	(3,753)
2021 [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	(3,753)
2022 [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	(3,753)
2023 [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	(3,753)
2024 and after [member]
Statement Line Items [Line Items]
(Decrease)/increase in depreciation	$ 16,005